Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenue	$ 21,681	$ 10,514	$ 6,020
Operating expense
Cost of services (exclusive of depreciation and amortization shown separately below)	6,152	4,395	4,187
General and administrative	11,105	6,856	5,654
Sales and marketing	5,995	2,601	3,122
Technology and development	11,123	6,169	4,747
Depreciation and amortization	4,080	2,161	2,621
Total operating expense	38,455	22,182	20,331
Loss from operations	(16,774)	(11,668)	(14,311)
Other expense, net
Interest income	5	4	11
Interest expense	(2,205)	(7,264)	(1,623)
Change in fair value of conversion option liability	181
Total other expense, net	(2,019)	(7,260)	(1,612)
Loss before income taxes	(18,793)	(18,928)	(15,923)
Net loss	(18,793)	(18,928)	(15,923)
Less: Net loss attributable to non-controlling interests	(2,866)
Net loss attributable to Textura Corporation	(15,927)	(18,928)	(15,923)
Undistributed earnings allocated to participating securities	0	0	1,506
Net income (loss) available to Textura Corporation common stockholders	(19,780)	(30,894)	1,893
Net income (loss) available to Textura Corporation common stockholders, basic and diluted	(19,780)	(30,894)	1,893
Net income (loss) per share available to Textura Corporation common stockholders:
Basic (in dollar per share)	$ (2.31)	$ (4.18)	$ 0.27
Diluted (in dollar per share)	$ (2.31)	$ (4.18)	$ 0.26
Weighted average number of common shares outstanding:
Basic (in shares)	8,548	7,392	6,942
Diluted (in shares)	8,548	7,392	7,166
Redeemable Preferred Stock, Series A-1 [Member]
Other expense, net
Accretion (decretion) of redeemable Series A-1 preferred stock	3,373	11,486	(19,802)
Series A-2 Preferred Stock [Member]
Other expense, net
Dividends on Series A-2 preferred stock	$ 480	$ 480	$ 480